Finance income and costs	12 Months Ended
Dec. 31, 2020
Net Finance Cost [Abstract]
Finance income and costs
10.	Finance income and costs

Included within finance income and costs are (in thousands):

	2018	2019	2020
Unrealized exchange gains	$26,922	$22,856	$19,729
Interest on cash and cash equivalents	11,260	11,526	4,970
Finance income	38,182	34,382	24,699
Unrealized exchange losses	(17,779)	(10,977)	(39,940)
Interest on leases	-	(3,472)	(6,684)
Convertible note interest	-	-	(59,299)
Other interest expense	(537)	(4,783)	(2,819)
Finance costs	(18,316)	(19,232)	(108,742)
Net finance income/(costs)	$19,866	$15,150	$(84,043)